Non-Controlling Interests (Details) - CNY (¥)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Non-Controlling Interests (Details) [Line Items]
Cash consideration of acquiring equity	¥ 30,874
Net carrying amount of the acquired non-controlling interests	¥ 6,798
Percentage of equity in subsidiaries	100.00%	5.00%
Additional paid in capital increases from business combination	¥ 24,076
Non Controlling Interests [Member]
Non-Controlling Interests (Details) [Line Items]
Cash consideration of acquiring equity	12,708	¥ 16,670	¥ 30,344
Net carrying amount of the acquired non-controlling interests	¥ 12,183	14,980	¥ 5,650
Percentage of equity in subsidiaries	5.00%
Additional paid in capital increases from business combination	¥ 525	¥ 1,690
Chengdu Yinzhe [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of equity in subsidiaries	85.00%
FGE [Member]
Non-Controlling Interests (Details) [Line Items]
Percentage of equity in subsidiaries	25.00%